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                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                    OHIO NATIONAL LIFE ASSURANCE CORPORATION

                        ONCORE SERIES VARIABLE ANNUITIES
                          TOP SERIES VARIABLE ANNUITIES
                   RETIREMENT ADVANTAGE GROUP VARIABLE ANNUITY
                    VARI-VEST SERIES VARIABLE UNIVERSAL LIFE
                   GROWTH PERSPECTIVE VARIABLE UNIVERSAL LIFE

        SUPPLEMENT DATED MAY 1, 2004 TO THE PROSPECTUS DATED MAY 1, 2004

The following changes are made to the prospectus dated May 1, 2004:

The UBS Series Trust Tactical Allocation Portfolio has changed its name to UBS Series Trust U.S. Allocation Portfolio.